Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated Other Comprehensive Income (Loss)
(15)	Accumulated Other Comprehensive Income (Loss)

The following is a summary of the accumulated other comprehensive income (loss) balances, net of tax:

	December 31, 2025
		Other	Amount	Other
		Comprehensive	reclassified	Comprehensive
		Income (loss)-	from Accumulated	Income (loss)-
	Balance at	Before	Other Comprehensive	year ended	Balance at
(dollars in thousands)	12/31/2024	Reclassifications	Income	12/31/2025	12/31/2025

Net unrealized holding gain on securities available for sale, net of tax	$(21,713)	$9,658	$-	$9,658	$(12,055)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	21,266	5,696	-	5,696	26,962
Net change in net actuarial gain and prior service cost on pension and pension and postretirement benefit plans, net of tax	(3,414)	-	(1,469)	(1,469)	(4,883)

Accumulated other comprehensive income (loss), net of tax	$(3,861)	$15,354	$(1,469)	$13,885	$10,024

	December 31, 2024
		Other	Amount	Other
		Comprehensive	reclassified	Comprehensive
		Income (loss)-	from Accumulated	Income (loss)-
	Balance at	Before	Other Comprehensive	year ended	Balance at
(dollars in thousands)	12/31/2023	Reclassifications	Income	12/31/2024	12/31/2024

Net unrealized holding gain on securities available for sale, net of tax	$(23,899)	$2,186	$-	$2,186	$(21,713)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	13,476	7,790	-	7,790	$21,266
Net change in net actuarial gain and prior service credit on pension and pension and postretirement benefit plans, net of tax	(2,814)	-	(600)	(600)	$(3,414)

Accumulated other comprehensive loss, net of tax	$(13,237)	$9,976	$(600)	$9,376	$(3,861)

	December 31, 2023
		Other	Amount	Other
		Comprehensive	reclassified	Comprehensive
		Income (loss)-	from Accumulated	Income (loss)-
	Balance at	Before	Other Comprehensive	year ended	Balance at
(dollars in thousands)	12/31/2022	Reclassifications	Income	12/31/2023	12/31/2023

Net unrealized holding (loss) gain on securities available for sale, net of tax	$(32,271)	$8,372	$-	$8,372	$(23,899)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	7,588	5,888	-	5,888	13,476
Net change in net actuarial gain and prior service credit on pension and pension and postretirement benefit plans, net of tax	(2,511)	-	(303)	(303)	(2,814)

Accumulated other comprehensive loss, net of tax	$(27,194)	$14,260	$(303)	$13,957	$(13,237)

 The following represents the reclassifications out of accumulated other comprehensive income (loss) for the years ended December 31, 2025, 2024 and 2023:
	Years ended
(dollars in thousands)	December 31,
	2025	2024	2023	Affected Line Item in Financial Statements

Amortization of pension and postretirement benefit items:
Amortization of net actuarial gain	$1,998	$824	$423	Salaries and employee benefits
Amortization of prior service (cost) credit	(13)	(13)	(13)	Salaries and employee benefits
Income tax benefit	(516)	(211)	(107)	Income taxes
Net of tax	1,469	600	303

Total reclassifications, net of tax	$1,469	$600	$303